Variable Interest Entities ("VIE") - Financial Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Variable Interest Entity [Line Items]
Current assets	$ 216,459		$ 371,389
Current liabilities	(1,424,038)		(1,443,949)
Liquefaction services revenue	319,953	$ 309,702
Net debt repayments	(548,623)	(420,040)
Net debt receipts	539,307	394,278
Proceeds from subscription of equity interest	7,098	77,086
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net debt repayments	(352,046)	(294,413)
Net debt receipts	444,307	144,278
Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	80,604		64,507
Non-current assets	1,223,490		1,300,605
Current liabilities	(473,195)		(496,029)
Non-current liabilities	(363,630)		(418,578)
Realized and unrealized (loss)/gain on oil derivative instrument	(36,861)	(31,441)
Net debt repayments	(281,972)	(204,447)
Net debt receipts	223,821	129,454
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	789		24,894
Non-current assets	598,678		434,248
Current liabilities	(73,536)		(9,697)
Non-current liabilities	(202,783)		$ (107,902)
Additions to asset under development	142,397	145,358
Net debt receipts	95,000	0
Proceeds from subscription of equity interest	7,098	77,086
Liquefaction Services
Variable Interest Entity [Line Items]
Liquefaction services revenue	163,572	163,572
Liquefaction Services | Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Liquefaction services revenue	$ 163,572	$ 163,572